UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Jay Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2020

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments.

Barrett Growth Fund
Schedule of Investments
August 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.16%
Administrative and Support Services - 8.97%
Fidelity National Information Services, Inc.	6,000	$817,320
PayPal Holdings, Inc. (a)	10,000	1,090,500
TransUnion	8,000	669,200
		2,577,020
Amusement, Gambling, and Recreation Industries - 2.86%
The Walt Disney Co.	6,000	823,560
Beverage and Tobacco Product Manufacturing - 1.48%
PepsiCo, Inc.	1,500	205,095
The Coca-Cola Co.	4,000	220,160
		425,255
Chemical Manufacturing - 8.88%
Ecolab, Inc.	4,000	825,240
Johnson & Johnson	4,000	513,440
Merck & Co., Inc.	6,000	518,820
Zoetis, Inc.	5,500	695,310
		2,552,810
Clothing and Clothing Accessories Stores - 2.58%
The TJX Companies, Inc.	13,500	742,095
Computer and Electronic Product Manufacturing - 16.41%
Alphabet, Inc. - Class A (a)	600	714,318
Alphabet, Inc. - Class C (a)	551	654,643
Apple, Inc.	5,000	1,043,700
Danaher Corp.	5,500	781,495
NVIDIA Corp.	1,400	234,514
Thermo Fisher Scientific, Inc.	3,000	861,180
Waters Corp. (a)	2,000	423,780
		4,713,630
Credit Intermediation and Related Activities - 6.91%
First Republic Bank	6,000	538,320
Visa, Inc. - Class A	8,000	1,446,560
		1,984,880
Data Processing, Hosting, and Related Services - 2.25%
Verisk Analytics, Inc.	4,000	646,160
Electrical Equipment, Appliance, and Component Manufacturing - 0.88%
EnerSys	4,500	252,000
Food Services and Drinking Places - 7.55%
Dunkin' Brands Group, Inc.	9,000	741,960
McDonald's Corp.	3,000	653,910
Starbucks Corp.	8,000	772,480
		2,168,350
Funds, Trusts, and Other Financial Vehicles - 2.68%
JPMorgan Chase & Co.	7,000	769,020
General Merchandise Stores - 3.08%
Costco Wholesale Corp.	3,000	884,280
Insurance Carriers and Related Activities - 2.48%
Berkshire Hathaway, Inc. - Class B (a)	3,500	711,935
Machinery Manufacturing - 0.53%
John Bean Technologies Corp.	1,500	153,480
Miscellaneous Manufacturing - 2.87%
3M Co.	1,000	161,720
Stryker Corp.	3,000	661,980
		823,700
Nonstore Retailers - 4.33%
Amazon.com, Inc. (a)	700	1,243,403
Oil and Gas Extraction - 1.03%
EOG Resources, Inc.	4,000	296,760
Other Information Services - 3.12%
Alibaba Group Holding Ltd. - ADR (a)	3,000	525,090
Facebook, Inc. - Class A (a)	2,000	371,340
		896,430
Petroleum and Coal Products Manufacturing - 0.82%
Chevron Corp.	2,000	235,440
Professional, Scientific, and Technical Services - 7.06%
Accenture PLC - Class A (b)	4,500	891,765
Tetra Tech, Inc.	14,000	1,135,680
		2,027,445
Publishing Industries (except Internet) - 6.63%
Blackbaud, Inc.	3,500	318,395
Microsoft Corp.	11,500	1,585,390
		1,903,785

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.76%
BlackRock, Inc.	1,200	507,072
Total Common Stocks (Cost $12,979,056)		27,338,510

SHORT-TERM INVESTMENTS - 4.86%
Money Market Funds - 4.86%
Fidelity Investments Government Portfolio - Class I, 2.000% (c)	1,395,824	1,395,824
Total Short-Term Investments (Cost $1,395,824)		1,395,824

Total Investments (Cost $14,374,880) - 100.02%		28,734,334
Liabilities in Excess of Other Assets - (0.02)%		(6,149)
Total Net Assets - 100.00%		$28,728,185

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of August 31, 2019.

Abbreviations:
ADR	American Depository Receipt
Ltd.	Limited Liability Company
PLC	Public Limited Company

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC
(“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by a pricing service.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.
The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated (such as a significant surge or decline in the U.S. or other markets)
often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire
U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration are valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with
180 days or more remaining until their expiration are valued at the prices provided by a recognized independent broker-dealer.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ such security’s fair value will be determined. Money market mutual funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2019:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$27,338,510	$-	$-	$27,338,510
Short-Term Investments	1,395,824	-	-	1,395,824
Total Investments in Securities	$28,734,334	$-	$-	$28,734,334

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
 John Buckel, President

Date    October 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John Buckel
 John Buckel, President

Date      October 28, 2019

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     October 28, 2019

* Print the name and title of each signing officer under his or her signature.